Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Emerging Markets ETF(a)	3,910,762	$191,001,616

Total Investment Companies — 100.1%
(Cost: $177,828,898)		191,001,616

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,720,000	1,720,000

Total Short-Term Investments — 0.9%
(Cost: $1,720,000)		1,720,000

Total Investments in Securities — 101.0%
(Cost: $179,548,898)		192,721,616

Other Assets, Less Liabilities — (1.0)%		(1,998,666)

Net Assets — 100.0%		$190,722,950

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$370,000	$1,350,000	(a)	$—	$—	$—	1,720,000	1,720,000	$9	$100
iShares MSCI Emerging Markets ETF	202,917,841	13,427,019		(11,766,143)	2,095,770	(15,672,871)	191,001,616	3,910,762	—	—
					$2,095,770	$(15,672,871)	$192,721,616		$9	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	47,439,000	USD	8,366,136	MS	12/03/21	$70,325
CLP	929,008,000	USD	1,115,135	MS	12/03/21	7,586
CNY	64,607,320	USD	10,129,854	MS	12/03/21	17,088
EUR	2,323,000	USD	2,614,924	MS	12/03/21	19,640
INR	1,822,147,000	USD	24,227,614	MS	12/03/21	19,416
MXN	77,491,000	USD	3,605,016	MS	12/03/21	8,018
RUB	513,366,000	USD	6,893,530	MS	12/03/21	38,552
THB	109,491,000	USD	3,241,489	MS	12/03/21	7,704
TWD	7,799,000	USD	280,171	MS	12/03/21	590
USD	295,190	BRL	1,640,000	MS	12/03/21	3,535
USD	1,170,852	CLP	952,738,000	MS	12/03/21	19,452
USD	2,629,491	EUR	2,271,000	MS	12/03/21	53,902

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,485,829	HKD	377,166,000	MS	12/03/21	$118,812
USD	909,146	INR	67,651,000	MS	12/03/21	8,924
USD	28,548,121	KRW	33,560,335,000	MS	12/03/21	281,515
USD	3,796,354	MXN	78,381,000	MS	12/03/21	141,824
USD	2,704,986	MYR	11,245,000	MS	12/03/21	35,369
USD	7,196,462	RUB	513,975,000	MS	12/03/21	256,157
USD	3,309,186	THB	110,520,000	MS	12/03/21	29,457
USD	513,443	TRY	5,042,000	MS	12/03/21	145,367
USD	278,752	TWD	7,739,000	MS	12/03/21	152
USD	6,296,109	ZAR	96,122,000	MS	12/03/21	253,398
ZAR	95,224,000	USD	5,940,214	MS	12/03/21	46,044
BRL	1,869,000	USD	325,735	MS	01/05/22	4,402
CNY	25,000	USD	3,910	MS	01/05/22	5
EUR	188,000	USD	211,930	MS	01/05/22	1,599
INR	65,116,000	USD	862,909	MS	01/05/22	1,744
KRW	607,579,000	USD	512,110	MS	01/05/22	1,183
MXN	2,833,000	USD	130,915	MS	01/05/22	302
THB	3,647,000	USD	107,998	MS	01/05/22	256
USD	12,215	BRL	69,000	MS	01/05/22	27
USD	119,859	CNY	765,000	MS	01/05/22	75
USD	48,006,606	HKD	374,259,000	MS	01/05/22	11,499
USD	35,989	INR	2,710,000	MS	01/05/22	4
USD	12,318	MYR	52,000	MS	01/05/22	1
USD	440,263	TRY	5,948,000	MS	01/05/22	12,330
USD	46,402	TWD	1,280,000	MS	01/05/22	9
USD	9,098	ZAR	145,000	MS	01/05/22	25
ZAR	4,472,000	USD	277,749	MS	01/05/22	2,075
RUB	50,658,000	USD	675,401	MS	01/11/22	820
USD	171,208	RUB	12,822,000	MS	01/11/22	51
						1,619,234
BRL	421,000	USD	76,312	MS	12/03/21	(1,442)
CLP	38,218,000	USD	46,946	MS	12/03/21	(758)
HKD	377,193,000	USD	48,384,761	MS	12/03/21	(14,282)
INR	17,246,000	USD	231,341	MS	12/03/21	(1,851)
KRW	33,989,591,000	USD	28,651,613	MS	12/03/21	(23,461)
MXN	890,000	USD	42,845	MS	12/03/21	(1,348)
MYR	11,246,000	USD	2,670,749	MS	12/03/21	(894)
RUB	6,478,000	USD	89,205	MS	12/03/21	(1,731)
THB	1,029,000	USD	31,433	MS	12/03/21	(897)
TRY	5,042,000	USD	380,718	MS	12/03/21	(12,642)
TWD	813,582,000	USD	29,368,537	MS	12/03/21	(79,970)
USD	8,140,773	BRL	46,220,000	MS	12/03/21	(78,902)
USD	17,401	CLP	14,488,000	MS	12/03/21	(108)
USD	10,068,381	CNY	64,607,320	MS	12/03/21	(78,561)
USD	58,687	EUR	52,000	MS	12/03/21	(287)
USD	3,462	HKD	27,000	MS	12/03/21	—
USD	23,557,975	INR	1,771,742,000	MS	12/03/21	(18,324)
USD	360,455	KRW	429,256,000	MS	12/03/21	(1,092)
USD	237	MYR	1,000	MS	12/03/21	(1)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	78,601	RUB	5,869,000	MS	12/03/21	$(649)
USD	29,243,734	TWD	813,642,000	MS	12/03/21	(46,993)
USD	439	ZAR	7,000	MS	12/03/21	(1)
ZAR	905,000	USD	58,234	MS	12/03/21	(1,342)
HKD	28,703,000	USD	3,681,921	MS	01/05/22	(1,039)
MYR	490,000	USD	116,137	MS	01/05/22	(76)
USD	8,050,982	BRL	45,956,000	MS	01/05/22	(66,598)
USD	1,151,351	CLP	962,606,000	MS	01/05/22	(7,759)
USD	10,005,863	CNY	63,984,320	MS	01/05/22	(12,804)
USD	2,641,405	EUR	2,343,000	MS	01/05/22	(19,763)
USD	23,911,689	INR	1,805,159,000	MS	01/05/22	(58,405)
USD	28,413,675	KRW	33,724,349,000	MS	01/05/22	(77,257)
USD	3,624,849	MXN	78,456,000	MS	01/05/22	(9,021)
USD	2,634,310	MYR	11,128,000	MS	01/05/22	(1,470)
USD	3,238,172	THB	109,656,000	MS	01/05/22	(16,736)
USD	29,714,209	TWD	822,019,000	MS	01/05/22	(79,112)
USD	6,067,344	ZAR	97,719,000	MS	01/05/22	(47,183)
USD	6,836,221	RUB	513,366,000	MS	01/11/22	(16,572)
						(779,331)
	Net unrealized appreciation				.	$839,903

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$191,001,616	$—	$—	$191,001,616
Money Market Funds	1,720,000	—	—	1,720,000
	$192,721,616	$—	$—	$192,721,616
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,619,234	$—	$1,619,234
Liabilities
Forward Foreign Currency Exchange Contracts	—	(779,331)	—	(779,331)
	$—	$839,903	$—	$839,903

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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